SHARE BASED COMPENSATION - Schedule Of Stock based Compensation Expense Recognized (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 600,160	$ 98,423	$ 1,866,848	$ 351,607	$ 441,367	$ 187,009
Cost of revenues
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	357,872	2,377	754,770	10,211
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	37,971	1,780	85,322	10,793
Sales and marketing
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	13,212	21,334	58,243	58,828
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 191,105	$ 72,932	$ 968,513	$ 271,775